Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
11.	RELATED PARTY BALANCES AND TRANSACTIONS

On January 19, 2022, Shenzhen HipHopJust Information Technology Co., Ltd. transferred its all software, applets, program source code, and trademarks required to operate the JamBox system indefinitely to Shenzhen Jam Box for the amount of RMB1,000,000 (equivalent to $154,909). The software transferred included JamBox store management system, JAMYO software on Android platform mobile phones, and Hip Dance Jam software on Android platform mobile phones.

In February, March, April, and June of 2023, Shuzhi Sports paid RMB96,300 (equivalent to $13,280) in total to Weiyi Lin, vice president and director of the Company, for live broadcasting projects.

In February, March, April, and May of 2023, the Company paid $95,993 in total to Weiyi Lin for petty cash and project borrowings.

Shenzhen Jam Box repaid the loan RMB1,000,000 (approximately $143,810) to Shenzhen HipHopJust Information Technology Co., Ltd. in November 2022.

Loan guarantees for the Company provided by Mr. Zhuoqin Huang and his spouse, please refer to “Note 10—Bank Loans.”